Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Share-Based Compensation Disclosure [Abstract]
Share-Based Compensation

7.       Share-Based Compensation - MGE Energy and MGE.

Under MGE Energy's Performance Unit Plan, eligible participants may receive performance units that entitle the holder to receive a cash payment equal to the value of a designated number of shares of MGE Energy's common stock, plus dividend equivalent payments thereon, at the end of the set performance period.

In addition to units granted in 2009 through 2012, on February 15, 2013, 15,256 units were granted based on the MGE Energy closing stock price as of that date. These units are subject to a five-year graded vesting schedule. On the grant date, MGE Energy and MGE measure the cost of the employee services received in exchange for a performance unit award based on the current market value of MGE Energy common stock. The fair value of the awards has been subsequently re-measured at June 30, 2013, as required by applicable accounting standards. Changes in fair value have been recognized as compensation cost. Since this amount is re-measured quarterly throughout the vesting period, the compensation cost is subject to variability.

For nonretirement eligible employees, stock based compensation costs are accrued and recognized using the graded vesting method. Compensation cost for retirement eligible employees or employees that will become retirement eligible during the vesting schedule are recognized on an abridged horizon. In the event of a bona fide retirement, not followed by work for a competitor, the executive will receive full vesting credit for each outstanding award.

During the six months ended June 30, 2013 and 2012, MGE recorded $1.0 million and $0.8 million, respectively, in compensation expense as a result of the Performance Unit Plan. In January 2013, cash payments of $1.0 million were distributed relating to awards that were granted in 2008 and became payable under the Performance Unit Plan. No forfeitures occurred during the six months ended June 30, 2013 or 2012. At June 30, 2013, $3.6 million of outstanding awards are vested.